united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA       02481

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/17

Item 1. Reports to Stockholders.

Miller Convertible Bond Fund
Miller Convertible Plus Fund
Miller Intermediate Bond Fund

Semi-Annual Report

April 30, 2017

1-877- 441- 4434
www.TheMillerFamilyOfFunds.com

Investment Advisor
Wellesley Asset Management, Inc.
The Wellesley Office Park
20 William Street
Wellesley, MA 02481
781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Dear Fellow Shareholder,

The bull stock market is now one of the longest in American history, in its 9th year. Over the last six months, all share classes of the Miller Family of Funds outperformed bonds but underperformed stocks. The results since inception were similar with all share classes outperforming the Bloomberg Barclays US Aggregate Bond Index but many share classes underperforming the S&P 500 Total Return Index. Our funds’ performance for the six months ending April 30, 2017 and since inception is as follows:

	Six Months Ending	Annualized Since
Miller Convertible Bond Fund	April 30, 2017	Inception
A shares (MCFAX.LW)	4.40%	6.15% (12/27/07)
I shares (MCIFX)	4.58%	6.73% (12/27/07)
C shares (MCFCX)	4.09%	6.82% (12/01/09)

		Annualized Since
Miller Convertible Plus Fund		Inception
A shares (MCPAX)	5.88%	9.17% (12/31/14)
I shares (MCPIX)	6.04%	9.43% (12/31/14)
C shares (MCCCX)	5.54%	8.35% (12/31/14)

		Annualized Since
Miller Intermediate Bond Fund		Inception
A shares (MIFAX)	2.50%	5.50% (12/31/14)
I shares (MIFIX)	2.58%	5.71% (12/31/14)
C shares (MIFCX)	2.07%	4.96% (12/31/14)

The funds’ net assets as of 04/30/2017 were as follows:

Miller Convertible Bond Fund	$962,639,883
Miller Convertible Plus Fund	$137,433,081
Miller Intermediate Bond Fund	$162,210,755

Convertible Market Review

Over the last six months ending April 30th, the Bank of America/Merrill Lynch All Convertibles ex Mandatory Index (V0A0) and the S&P 500 Total Return Index were up 11.27% and 13.32%, respectively, while the Bloomberg Barclays US Aggregate Bond Index was down -.67%. Convertible performance was helped by the performance of the underlying equities and lower credit spreads. This was only partially offset by lower volatility and higher interest rates. Note the following definitions:

●	The Bank of America/Merrill Lynch All Convertibles ex Mandatory Index (V0A0) represents all US convertibles, excluding mandatory convertibles, small issues and bankruptcies

●	The Bloomberg/Barclays US Aggregate Bond Index represents most investment grade bonds traded in the United States

●	The S&P 500 Total Return Index is a cap-weighted index of 500 common stocks and is regarded as a leading proxy for the US stock market

●	A credit spread is the difference in yield between a US Treasury bond and a debt security with the same maturity but of lesser quality

The performance of the US capital markets in the last six months can largely be attributed to the election results. With the Trump victory came optimism that the new administration would enact market friendly policies. Specifically, the market anticipates lower corporate/individual taxes, less regulation of businesses, and the potential for healthcare reform. This has caused equity markets to rally and bond markets to sell off. The combination of higher equity prices, higher yields and low volatility provides the perfect backdrop for convertible issuance which flourished during the last six months.

Miller Convertible Bond Fund

The Miller Convertible Bond Fund underperformed the V0A0 Index and the S&P Total Return Index, but outperformed the Bloomberg Barclays US Aggregate Bond Index for the six months ending April 30, 2017. The fund was conservatively positioned and as such had an underweight allocation to speculative grade convertibles which outperformed investment grade convertibles during the last six months. This contributed to the fund’s underperformance versus the V0A0 index, which is more heavily weighted in speculative grade convertibles. The fund outperformed the Bloomberg Barclays US Aggregate Bond Index, which is solely comprised of investment grade bonds. The fund’s underweight position in materials and overweight position in financials led to underperformance versus the S&P 500 Total Return Index.

The fund’s position in the synthetic convertible for Apple Computer produced over a 26% gain. On the negative side, the fund’s position in Amtrust Financial resulted in a 17.65% loss.

The fund remains well diversified with 89 positions, the largest of which accounts for less than four percent of assets. Although returns of individual securities diverged, the returns of the fund were not as dispersed. As a result, the largest drawdown, or peak to trough decline, was 2.63%.

Miller Convertible Plus Fund

The results for the Miller Convertible Plus Fund were slightly better than the Miller Convertible Bond Fund, though, it too underperformed the V0A0 and S&P 500 Total Return Indices. The fund did outperform the Bloomberg Barclays US Aggregate Bond Index by a wide margin. The fund’s use of leverage, its underweight position in the energy sector, and its overweight position in healthcare were positive contributors to performance. Underweight allocations to the materials and media sectors were detractors from performance.

The Miller Convertible Plus Fund’s top performing position was Tutor Perini Construction which returned 23.73%. Similar to the other funds in the Miller Family, The Miller Convertible Plus Fund’s worst position was in Amtrust Financial which resulted in a 16.68% loss.

The fund is diversified with 56 positions, the largest being HCI Group which represents less than four percent of the fund’s assets. Because the fund uses leverage, it tends to be the most volatile in the Miller Family of Funds. During the last six months, the largest drawdown in the Miller Convertible Plus Fund was 4.62%.

Miller Intermediate Bond Fund

During the period, the Miller Intermediate Bond Fund lagged the other two Miller Funds. It also underperformed the V0A0 Index and the S&P 500 Total Return Index, while it outperformed the Bloomberg Barclays US Aggregate Bond Index. The Miller Intermediate Bond Fund has the highest credit quality of the three Miller funds. The fund’s underweight exposure to speculative grade convertibles led to its underperformance versus the V0A0 index. Underweight allocations to industrials, technology and materials led to underperformance versus the S&P 500 Total Return Index.

The Intermediate Bond Fund’s best and worst positions where the same as those in the Miller Plus Fund. The Fund gained 23.58% in Tutor Perini Construction, but lost 15.49% in Amtrust Financial.

The Intermediate Bond Fund has 56 positions and the largest position is in a US Two Year Treasury Note which represents 4.5% of the fund’s assets. Though the fund had individual positions with volatile returns, a large allocation to US Treasuries helped dampen the volatility of returns. As a result, the fund’s largest drawdown for the six months was only 2.12%.

Convertible Bond Strategy Review

We remain committed to the same strategy we have utilized since our company was founded in 1991. It is important to note that we do not change our investment strategy regardless of what the current investment climate is. When investing in convertibles we only buy convertible bonds and notes (no convertible preferreds, mandatory preferreds, or other convertible structures) which typically offer the return of the majority of principal within seven years of issuance. Before making an investment, we perform a thorough analysis of a company’s balance sheet and income statement. We seek to invest in profitable companies and we avoid companies with unsafe debt loads. While we usually invest with the idea of holding bonds until the next liquidity date (maturity, put or call), we consider selling or reducing our exposure if one of the following scenarios occur:

●	An issuer’s credit quality deteriorates

●	The bond loses its favorable risk/reward characteristics due to price appreciation

●	We perceive an opportunity to increase portfolio diversification

●	We believe more attractive investments are available.

Because one of our key risk management practices involves careful limits on prices we pay, we tend not to purchase convertibles that trade at prices substantially above par and thus have significantly negative yields to the next liquidity date. This discipline often results in the elimination of some of the most equity-sensitive convertibles. As a result, our performance tends to lag broader equity indices in rising markets but seeks to decline less in falling stock markets. Our holdings span the convertible market, from investment-grade to small-cap, with a broad distribution of industries represented. Many of our rated convertible bonds are investment grade and a large percentage of the bonds are not rated.

New Issuance

The new issue market remained robust over the last six months as both stocks and interest rates moved higher. Over $19 billion of new paper came to the market in the last six months. Some of the new issues that met our criteria were convertible bonds issued by:

●	Finisar Corporation, a provider of fiber optic systems which enable high-speed data communications over local and storage area networks

●	HCI Group, an insurance company that provides homeowners and renters insurance throughout Florida

●	New York Mortgage Trust, a real estate investment trust that acquires and manages primarily real estate related assets

●	Sucampo Pharmaceuticals, a biopharmaceutical company that develops therapies for respiratory, gastrointestinal, vascular, and central nervous disorders.

Future catalysts for continued strength in convertible issuance include rising interest rates, widening credit spreads, and higher stock prices.

As we look ahead, we continue to believe that a balanced portfolio of convertible bonds offers investors the best of both worlds: upside participation to improving equity markets and capital preservation should the equity markets correct. As always, we thank you for your confidence and trust in our management.

Sincerely,

Greg Miller, Co-Portfolio Manager
Michael Miller, Co-Portfolio Manager

2131-NLD-5/30/2017
DM05302017-1-111

Miller Convertible Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2017

Annualized Total Returns as of April 30, 2017
				Since	Since
	Six			Inception*	Inception**
	Months+	One Year	Five Year	(Class A and I)	(Class C)
Miller Convertible Bond Fund:
Class A, without sales charge	4.40%	9.89%	7.06%	6.15%	—
Class A, with sales charge of 5.75%	(1.57)%	3.60%	5.80%	5.48%	—
Class I	4.58%	10.45%	7.57%	6.73%	—
Class C	4.09%	9.34%	6.51%	—	6.82%
Bloomberg Barclays Aggregate Bond Index	(0.67)%	0.83%	2.27%	4.18%	3.45%

*	Class A and Class I shares commenced operations on December 27, 2007.

**	Class C shares commenced operations on December 1, 2009.

+	Not Annualized.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated February 27, 2017, including underlying funds, are 1.49%, 0.99%, and 1.99% for Class A shares, Class I shares, and Class C shares, respectively. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-877-441-4434.

Miller Convertible Plus Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2017

Annualized Total Returns as of April 30, 2017
			Since
	Six Months+	One Year	Inception*
Miller Convertible Plus Fund:
Class A, without sales charge	5.88%	16.05%	9.17%
Class A, with sales charge of 5.75%	(0.22)%	9.38%	6.43%
Class I	6.04%	16.44%	9.43%
Class C	5.54%	15.27%	8.35%
Bloomberg Barclays Aggregate Bond Index	(0.67)%	0.83%	2.06%

*	Class A, Class I and Class C shares commenced operations on December 31, 2014.

+	Not Annualized.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated February 27, 2017, including underlying funds, are 5.49%, 4.11%, and 5.11% for Class A shares, Class I shares, and Class C shares, respectively. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-877-441-4434.

Miller Intermediate Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2017

Annualized Total Returns as of April 30, 2017
			Since
	Six Months+	One Year	Inception*
Miller Intermediate Bond Fund:
Class A, without sales charge	2.50%	7.72%	5.50%
Class A, with sales charge of 5.75%	(3.41)%	1.55%	2.83%
Class I	2.58%	8.00%	5.71%
Class C	2.07%	6.89%	4.96%
Bloomberg Barclays Aggregate Bond Index	(0.67)%	0.83%	2.06%

*	Class A, Class I and Class C shares commenced operations on December 31, 2014.

+	Not Annualized.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated February 27, 2017, including underlying funds, are 1.76%, 1.51%, and 2.51% for Class A shares, Class I shares, and Class C shares, respectively. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-877-441-4434.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2017

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 94.41%
AUTO MANUFACTURERS - 2.02%
General Motors Co. - Societe Generale SA Synthetic	$20,000,000	0.0000	11/16/2021	$19,416,000

AUTO PARTS & EQUIPMENT - 0.68%
Horizon Global Corp.	7,000,000	2.7500	7/1/2022	6,510,000

BANKS - 0.10%
Goldman Sachs Group, Inc.	1,000,000	0.0000	2/16/2021	923,570

BIOTECHNOLOGY - 2.80%
AMAG Pharmaceuticals, Inc.	1,000,000	2.5000	2/15/2019	1,141,875
ANI Pharmaceuticals, Inc.	18,000,000	3.0000	12/1/2019	19,766,250
Emergent BioSolutions, Inc.	5,000,000	2.8750	1/15/2021	6,059,375
				26,967,500
CHEMICALS - 2.40%
Aceto Corp.	25,000,000	2.0000	11/1/2020	23,062,500

COMMERCIAL SERVICES - 2.40%
Huron Consulting Group, Inc.	23,000,000	1.2500	10/1/2019	22,123,125
Macquarie Infrastructure Corp.	1,000,000	2.0000	10/1/2023	992,500
				23,115,625
COMPUTERS - 3.90%
Apple, Inc. - Wells Fargo & Co. Synthetic	7,000,000	0.0000	1/24/2020	10,646,300
Electronics For Imaging, Inc.	17,000,000	0.7500	9/1/2019	18,105,000
Intel Corp. - Wells Fargo & Co. Synthetic	1,000,000	0.0000	6/5/2020	1,254,600
Lumentum Holdings, Inc. - 144A	7,500,000	0.2500	3/15/2024	7,509,375
				37,515,275
DIVERSIFIED FINANCIAL SERVICES - 3.85%
Blackhawk Network Holdings, Inc. - 144A	1,000,000	1.5000	1/15/2022	1,088,750
Encore Capital Group, Inc.	23,000,000	2.8750	3/15/2021	20,556,250
Encore Capital Group, Inc.	2,000,000	3.0000	7/1/2020	1,946,250
PRA Group, Inc.	15,000,000	3.0000	8/1/2020	13,481,250
				37,072,500
ELECTRONICS - 3.45%
OSI Systems, Inc. - 144A	15,000,000	1.2500	9/1/2022	14,934,375
TTM Technologies, Inc.	10,000,000	1.7500	12/15/2020	18,237,500
				33,171,875
ENERGY-ALTERNATE SOURCES - 0.43%
Green Plains, Inc. -144A	1,000,000	4.1250	9/1/2022	1,070,625
Renewable Energy Group, Inc.	3,000,000	2.7500	6/15/2019	3,048,750
				4,119,375
ENGINEERING & CONSTRUCTION - 4.42%
Dycom Industries, Inc.	14,000,000	0.7500	9/15/2021	17,753,750
Tutor Perini Corp. - 144A	20,000,000	2.8750	6/15/2021	24,750,000
				42,503,750
FOREST PRODUCTS & PAPER - 1.36%
International Paper Co. - Wells Fargo & Co. Synthetic	13,000,000	0.0000	6/10/2020	13,118,300

HEALTHCARE-PRODUCTS - 2.41%
Repligen Corp.	8,000,000	2.1250	6/1/2021	10,670,000
Trinity Biotech Investment Ltd.	15,600,000	4.0000	4/1/2045	12,538,500
				23,208,500
HOLDING COMPANIES-DIVERSIFIED - 1.07%
RWT Holdings, Inc.	10,000,000	5.6250	11/15/2019	10,337,500

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value

HOME BUILDERS - 5.03%
CalAtlantic Group, Inc.	$1,000,000	0.2500	6/1/2019	$939,375
KB Home	1,000,000	1.3750	2/1/2019	1,035,625
LGI Homes, Inc.	21,000,000	4.2500	11/15/2019	33,114,375
M/I Homes, Inc.	12,100,000	3.0000	3/1/2018	12,364,688
Toll Brothers Finance Corp.	1,000,000	0.5000	9/15/2032	998,125
				48,452,188
INSURANCE - 3.75%
AmTrust Financial Services, Inc.	17,000,000	2.7500	12/15/2044	12,250,625
HCI Group, Inc. - 144A	24,000,000	4.2500	3/1/2037	23,895,000
				36,145,625
INTERNET - 2.12%
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	2,000,000	0.0000	2/19/2021	2,453,900
Google, Inc. - UBS AG Synthetic	13,000,000	0.0000	2/15/2021	15,775,500
Priceline Group, Inc.	1,000,000	0.9000	9/15/2021	1,140,625
Yahoo!, Inc.	1,000,000	0.0000	12/1/2018	1,055,000
				20,425,025
INVESTMENT COMPANIES - 3.08%
Ares Capital Corp. - 144A	1,000,000	3.7500	2/1/2022	1,011,250
Goldman Sachs BDC, Inc. - 144A	8,000,000	4.5000	4/1/2022	8,290,000
New Mountain Finance Corp.	1,000,000	5.0000	6/15/2019	1,035,000
Prospect Capital Corp.	19,000,000	4.9500	7/15/2022	19,213,750
				29,550,000
MISCELLANEOUS MANUFACTURING - 2.28%
General Electric Co. - Barclays Bank PLC Synthetic	21,000,000	0.0000	8/18/2021	21,930,300

PHARMACEUTICALS - 8.88%
Impax Laboratories, Inc.	28,000,000	2.0000	6/15/2022	23,747,500
Jazz Investments, Ltd.	25,000,000	1.8750	8/15/2021	27,812,500
Pacira Pharmaceuticals, Inc. - 144A	10,000,000	2.3750	4/1/2022	10,675,000
Sucampo Pharmaceuticals, Inc. - 144A	23,000,000	3.2500	12/15/2021	22,252,500
Teva Pharmaceutical Finance Co. LLC	1,000,000	0.2500	2/1/2026	1,063,750
				85,551,250
PRIVATE EQUITY - 2.27%
Hercules Capital, Inc. - 144A	21,000,000	4.3750	2/1/2022	21,840,000

REITS - 9.42%
Apollo Commercial Real Estate Finance, Inc.	1,000,000	5.5000	3/15/2019	1,117,500
Arbor Realty Trust, Inc.	22,796,000	6.5000	10/1/2019	24,135,265
Colony Capital, Inc.	1,000,000	5.0000	4/15/2023	1,027,500
Colony Capital, Inc.	9,000,000	3.8750	1/15/2021	9,118,125
Great Ajax Corp., Preferred Stock	740,000	7.2500	4/30/2024	18,722,000
New York Mortgage Trust, Inc.	15,000,000	6.2500	1/15/2022	14,896,875
PennyMac Corp.	22,000,000	5.3750	5/1/2020	21,780,000
				90,797,265
RETAIL - 3.50%
Restoration Hardware Holdings, Inc. - 144A	25,000,000	0.0000	6/15/2019	22,375,000
Vitamin Shoppe, Inc.	13,000,000	2.2500	12/1/2020	11,212,500
				33,587,500
SEMICONDUCTORS - 7.98%
Inphi Corp. - 144A	15,000,000	0.7500	9/1/2021	15,421,875
Integrated Device Technology, Inc.	20,000,000	0.8750	11/15/2022	20,387,500
Microchip Technology, Inc. - 144A	12,500,000	1.6250	2/15/2027	12,859,375
ON Semiconductor Corp.	13,000,000	1.0000	12/1/2020	13,771,875
ON Semiconductor Corp. - 144A	12,000,000	1.6250	10/15/2023	12,045,000
Silicon Laboratories, Inc. - 144A	1,000,000	1.3750	3/1/2022	1,054,375
Teradyne, Inc. - 144A	1,000,000	1.2500	12/15/2023	1,256,250
				76,796,250

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value

SOFTWARE - 2.12%
Akamai Technologies, Inc.	$1,000,000	0.0000	2/15/2019	997,500
Nice Systems, Inc. - 144A	2,000,000	1.2500	1/15/2024	2,077,500
Nuance Communications, Inc.	1,000,000	1.0000	12/15/2035	971,250
Synchronoss Technologies, Inc.	18,000,000	0.7500	8/15/2019	15,435,000
Verint Systems, Inc.	1,000,000	1.5000	6/1/2021	968,125
				20,449,375
TELECOMMUNICATIONS - 4.51%
CalAmp Corp.	10,000,000	1.6250	5/15/2020	10,150,000
Finisar Corp.	5,000,000	0.5000	12/15/2033	5,278,125
Finisar Corp. - 144A	19,000,000	0.5000	12/15/2036	17,741,250
Viavi Solutions, Inc. - 144A	10,000,000	1.0000	3/1/2024	10,218,750
				43,388,125
TRANSPORTATION - 8.07%
Aegean Marine Petroleum Network, Inc. - 144A	23,000,000	4.2500	12/15/2021	23,790,625
Atlas Air Worldwide Holdings, Inc.	25,000,000	2.2500	6/1/2022	27,453,125
Echo Global Logistics, Inc.	23,000,000	2.5000	5/1/2020	21,620,000
Ship Finance International Ltd.	5,000,000	5.7500	10/15/2021	4,918,750
				77,782,500
TRUCKING & LEASING - 0.11%
Greenbrier Cos. Inc. - 144A	1,000,000	2.8750	2/1/2024	1,068,750

TOTAL CONVERTIBLE BONDS				908,806,423
(Cost - $875,733,458)

U.S. TREASURY OBLIGATIONS - 4.61%
United States Treasury Notes	5,000,000	0.7500	10/31/2018	4,966,112
United States Treasury Notes	5,000,000	0.7500	2/15/2019	4,956,542
United States Treasury Notes	5,000,000	0.7500	2/28/2018	4,985,840
United States Treasury Notes	5,000,000	1.0000	6/30/2019	4,968,263
United States Treasury Notes	5,000,000	1.1250	2/28/2021	4,902,050
United States Treasury Notes	5,000,000	1.2500	1/31/2020	4,978,710
United States Treasury Notes	5,000,000	1.2500	7/31/2023	4,771,680
United States Treasury Notes	5,000,000	1.3750	10/31/2020	4,964,257
United States Treasury Notes	5,000,000	1.6250	11/15/2022	4,923,243
TOTAL U.S. TREASURY OBLIGATIONS				44,416,697
(Cost - $44,505,990)
	Shares
SHORT-TERM INVESTMENTS - 0.36%
MONEY MARKET FUND - 0.36%
Milestone Treasury Obligations Portfolio - Institutional Class +	3,490,137	0.5900		3,490,137
TOTAL SHORT-TERM INVESTMENTS
(Cost - $3,490,137)

TOTAL INVESTMENTS - 99.38%
(Cost - $923,729,585) (a)				$956,713,257
OTHER ASSETS LESS LIABILITIES - 0.62%				5,926,626
NET ASSETS - 100.00%				$962,639,883

+	Variable rate security. Interest rate is as of April 30, 2017.

PLC - Public Limited Company

LLC - Limited Limited Company

REITS - Real Estate Investment Trusts.

144A - Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $912,654,471 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$72,761,445
Unrealized Depreciation:	(28,702,659)
Net Unrealized Appreciation:	$44,058,786

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

	Notional	Termination	Receivable for Open
TOTAL RETURN SWAP	Amount	Date	Swap Contracts

Agreement with ReFlow Fund, LLC dated December 14, 2016 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.95%.	$7,489,521	12/29/2017	$300,263

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2017
% of Net
Sector	Assets
Financial	31.26%
Consumer, Non-cyclical	16.50%
Industrial	16.05%
Technology	12.76%
Consumer, Cyclical	9.20%
Communications	4.74%
Government	4.61%
Basic Materials	2.40%
Diversified	1.07%
Short-Term Investments	0.36%
Energy	0.43%
Other Assets Less Liabilities	0.62%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2017

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value
CONVERTIBLE BONDS - 137.33%
AUTO MANUFACTURERS - 2.05%
General Motors Co. - Societe Generale SA Synthetic *	$2,900,000	0.0000	11/16/2021	$2,815,320

AUTO PARTS & EQUIPMENT - 4.74%
Horizon Global Corp. *	7,000,000	2.7500	7/1/2022	6,510,000

BIOTECHNOLOGY - 3.00%
ANI Pharmaceuticals, Inc. *	3,200,000	3.0000	12/1/2019	3,514,000
Emergent BioSolutions, Inc. *	500,000	2.8750	1/15/2021	605,938
				4,119,938
CHEMICALS - 4.70%
Aceto Corp. *	7,000,000	2.0000	11/1/2020	6,457,500

COMMERCIAL SERVICES - 2.80%
Huron Consulting Group, Inc. *	4,000,000	1.2500	10/1/2019	3,847,500

COMPUTERS - 5.53%
Electronics For Imaging, Inc. *	1,500,000	0.7500	9/1/2019	1,597,500
Lumentum Holdings, Inc. - 144A *	6,000,000	0.2500	3/15/2024	6,007,500
				7,605,000
DIVERSIFIED FINANCIAL SERVICES - 4.23%
Encore Capital Group, Inc. *	6,500,000	2.8750	3/15/2021	5,809,375

ELECTRONICS - 3.44%
OSI Systems, Inc. 144A *	2,000,000	1.2500	9/1/2022	1,991,250
TTM Technologies, Inc. *	1,500,000	1.7500	12/15/2020	2,735,625
				4,726,875
ENGINEERING & CONSTRUCTION - 4.52%
Dycom Industries, Inc. *	1,000,000	0.7500	9/15/2021	1,268,125
Tutor Perini Corp. - 144A *	4,000,000	2.8750	6/15/2021	4,950,000
				6,218,125
HEALTHCARE-PRODUCTS - 2.92%
Trinity Biotech Investment Ltd. *	5,000,000	4.0000	4/1/2045	4,018,750

HOLDING COMPANIES-DIVERSIFIED - 0.75%
RWT Holdings, Inc. *	1,000,000	5.6250	11/15/2019	1,033,750

HOME BUILDERS - 2.56%
LGI Homes, Inc. *	1,600,000	4.2500	11/15/2019	2,523,000
Toll Brothers Finance Corp. *	1,000,000	0.5000	9/15/2032	998,125
				3,521,125
INSURANCE - 8.48%
AmTrust Financial Services, Inc. *	6,500,000	2.7500	12/15/2044	4,684,062
HCI Group, Inc. 144A *	7,000,000	4.2500	3/1/2037	6,969,375
				11,653,437
INTERNET - 1.24%
Google, Inc. - UBS AG Synthetic *	1,400,000	0.0000	2/15/2021	1,698,900

INVESTMENT COMPANIES - 5.90%
Ares Capital Corp. - 144A *	1,000,000	3.7500	2/1/2022	1,011,250
Goldman Sachs BDC, Inc. - 144A *	1,000,000	4.5000	4/1/2022	1,036,250
Prospect Capital Corp. *	6,000,000	4.9500	7/15/2022	6,067,500
				8,115,000
MISCELLANEOUS MANUFACTURING - 1.75%
General Electric Co. - Barclays Bank PLC Synthetic *	2,300,000	0.0000	8/18/2021	2,401,890

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value
PHARMACEUTICALS - 17.83%
Impax Laboratories, Inc. *	$8,000,000	2.0000	6/15/2022	$6,785,000
Jazz Investments, Ltd. *	6,000,000	1.8750	8/15/2021	6,675,000
Pacira Pharmaceuticals, Inc. - 144A *	4,000,000	2.3750	4/1/2022	4,270,000
Sucampo Pharmaceuticals, Inc. - 144A *	7,000,000	3.2500	12/15/2021	6,772,500
				24,502,500
PRIVATE EQUITY - 4.16%
Hercules Capital, Inc. - 144A *	5,500,000	4.3750	2/1/2022	5,720,000

REITS - 14.08%
Arbor Realty Trust, Inc. *	6,000,000	6.5000	10/1/2019	6,352,500
Great Ajax Corp., Preferred Stock *	200,000	7.2500	4/30/2024	5,060,000
New York Mortgage Trust, Inc. *	5,000,000	6.2500	1/15/2022	4,965,625
PennyMac Corp. *	3,000,000	5.3750	5/1/2020	2,970,000
				19,348,125
RETAIL - 3.91%
Restoration Hardware Holdings, Inc. - 144A *	6,000,000	0.0000	6/15/2019	5,370,000

SEMICONDUCTORS - 11.68%
Inphi Corp. - 144A *	3,000,000	0.7500	9/1/2021	3,084,375
Integrated Device Technology, Inc. *	2,000,000	0.8750	11/15/2022	2,038,750
Microchip Technology, Inc. 144A *	1,000,000	1.6250	2/15/2027	1,028,750
ON Semiconductor Corp. *	2,900,000	1.0000	12/1/2020	3,072,187
ON Semiconductor Corp. 144A *	2,600,000	1.6250	10/15/2023	2,609,750
Silicon Laboratories, Inc. - 144A *	4,000,000	1.3750	3/1/2022	4,217,500
				16,051,312
SOFTWARE - 6.03%
Nice Systems, Inc. - 144A *	5,500,000	1.2500	1/15/2024	5,713,125
Synchronoss Technologies, Inc.	3,000,000	0.7500	8/15/2019	2,572,500
				8,285,625
TELECOMMUNICATIONS - 9.21%
CalAmp Corp. *	1,000,000	1.6250	5/15/2020	1,015,000
Finisar Corp. 144A *	7,000,000	0.5000	12/15/2036	6,536,250
Viavi Solutions, Inc. - 144A *	5,000,000	1.0000	3/1/2024	5,109,375
				12,660,625
TRANSPORTATION - 11.82%
Aegean Marine Petroleum Network, Inc. - 144A *	5,500,000	4.2500	12/15/2021	5,689,062
Atlas Air Worldwide Holdings, Inc. *	5,500,000	2.2500	6/1/2022	6,039,688
Echo Global Logistics, Inc. *	4,800,000	2.5000	5/1/2020	4,512,000
				16,240,750
TOTAL CONVERTIBLE BONDS
(Cost - $185,748,699)				188,731,422

U.S. TREASURY OBLIGATIONS - 7.89%
United States Treasury Notes *	1,000,000	0.6250	9/30/2017	998,594
United States Treasury Notes *	1,000,000	0.7500	2/28/2018	997,168
United States Treasury Notes *	2,000,000	0.8750	5/15/2019	1,983,711
United States Treasury Notes *	2,000,000	1.2500	3/31/2021	1,968,242
United States Treasury Notes *	1,000,000	1.2500	7/31/2023	954,336
United States Treasury Notes *	2,000,000	1.3750	8/31/2020	1,988,984
United States Treasury Notes *	1,000,000	1.5000	2/28/2023	974,297
United States Treasury Notes *	1,000,000	1.6250	11/15/2022	984,649
TOTAL U.S. TREASURY OBLIGATIONS				10,849,981
(Cost - $10,902,332)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

		Interest Rate
Security	Shares	(%)	Market Value
SHORT-TERM INVESTMENTS - 1.22%
MONEY MARKET FUND - 1.22%
Milestone Treasury Obligations Portfolio - Institutional Class +	1,671,008	0.5900	$1,671,008
TOTAL SHORT-TERM INVESTMENTS
(Cost - $1,671,008)

TOTAL INVESTMENTS - 146.44%
(Cost - $198,322,039) (a)			$201,252,411
LIABILITIES IN EXCESS OF OTHER ASSETS - (46.44)%			(63,819,330)
NET ASSETS - 100.0%			$137,433,081

+	Variable rate security. Interest rate is as of April 30, 2017.

PLC - Public Limited Company

REITS - Real Estate Investment Trusts.

144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

*	All or a portion of this security is segregated as collateral for the Line of Credit as of April 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $197,550,488 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$8,328,768
Unrealized Depreciation:	(4,626,845)
Net Unrealized Appreciation:	$3,701,923

	Notional	Termination	Payable for Open
TOTAL RETURN SWAP	Amount	Date	Swap Contracts

Agreement with ReFlow Fund, LLC dated November 14, 2016 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 2.25%.	$12,514,016	12/26/2017	$183,980

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2017
% of Net
Sector	Assets
Financial	41.89%
Consumer, Non-cyclical	26.55%
Technology	23.24%
Industrial	19.78%
Consumer, Cyclical	11.21%
Communications	9.21%
Government	7.89%
Basic Materials	4.70%
Short-Term Investments	1.22%
Diversified	0.75%
Liabilities in Excess of Other Assets	(46.44)%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2017

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value
CONVERTIBLE BONDS - 70.74%
AUTO MANUFACTURERS - 1.50%
General Motors Co. - Societe Generale SA Synthetic	$2,500,000	0.0000	11/16/2021	$2,427,000

AUTO PARTS & EQUIPMENT - 1.42%
Horizon Global Corp.	2,485,000	2.7500	7/1/2022	2,311,050

BIOTECHNOLOGY - 0.68%
ANI Pharmaceuticals, Inc.	1,000,000	3.0000	12/1/2019	1,098,125

CHEMICALS - 2.27%
Aceto Corp.	4,000,000	2.0000	11/1/2020	3,690,000

COMMERCIAL SERVICES - 2.08%
Huron Consuliting Group, Inc.	3,500,000	1.2500	10/1/2019	3,366,563

COMPUTERS - 0.33%
Electronics For Imaging, Inc.	500,000	0.7500	9/1/2019	532,500

DIVERSIFIED FINANCIAL SERVICES - 1.80%
Encore Capital Group, Inc.	3,000,000	2.8750	3/15/2021	2,919,375

ELECTRONICS - 2.04%
OSI Systems, Inc. 144A *	1,500,000	1.2500	9/1/2022	1,493,437
TTM Technologies, Inc.	1,000,000	1.7500	12/15/2020	1,823,750
				3,317,187
ENGINEERING & CONSTRUCTION - 2.54%
Dycom Industries, Inc.	1,000,000	0.7500	9/15/2021	1,268,125
Tutor Perini Corp. - 144A	2,300,000	2.8750	6/15/2021	2,846,250
				4,114,375
FOREST PRODUCTS & PAPER - 1.00%
International Paper Co. - Wells Fargo & Co. Synthetic	1,600,000	0.0000	6/10/2020	1,614,560

HEALTHCARE PRODUCTS - 1.34%
Trinity Biotech Investment, Ltd.	2,700,000	4.0000	4/1/2045	2,170,125

HOLDING COMPANIES-DIVERSIFIED - 0.64%
RWT Holdings, Inc.	1,000,000	5.6250	11/15/2019	1,033,750

HOME BUILDERS - 1.45%
LGI Homes, Inc.	650,000	4.2500	11/15/2019	1,024,969
M/I Homes, Inc.	1,300,000	3.0000	3/1/2018	1,328,437
				2,353,406
INSURANCE - 4.55%
AmTrust Financial Services, Inc.	5,000,000	2.7500	12/15/2044	3,603,125
HCI Group, Inc. 144A	3,800,000	4.2500	3/1/2037	3,783,375
				7,386,500
INVESTMENT COMPANIES - 4.59%
Ares Capital Corp. 144A	500,000	3.7500	2/1/2022	505,625
Goldman Sachs BDC, Inc. - 144A	2,500,000	4.5000	4/1/2022	2,590,625
Prospect Capital Corp.	4,300,000	4.9500	7/15/2022	4,348,375
				7,444,625
MISCELLANEOUS MANUFACTURING - 0.64%
General Electric Co. - Barclays Bank PLC Synthetic	1,000,000	0.0000	8/18/2021	1,044,300

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value
PHARMACEUTICALS - 7.74%
Impax Laboratories, Inc.	$5,000,000	2.0000	6/15/2022	$4,240,625
Jazz Investments, Ltd.	4,000,000	1.8750	8/15/2021	4,450,000
Sucampo Pharmaceuticals, Inc. - 144A	4,000,000	3.2500	12/15/2021	3,870,000
				12,560,625
PRIVATE EQUITY - 2.56%
Hercules Capital, Inc. - 144A	4,000,000	4.3750	2/1/2022	4,160,000

REITS - 9.70%
Arbor Realty Trust, Inc.	3,560,000	6.5000	10/1/2019	3,769,150
Colony Financials, Inc.	1,000,000	3.8750	1/15/2021	1,013,125
Great Ajax Corp., Preferred Stock	150,000	7.2500	4/30/2024	3,795,000
New York Martgage Trust, Inc.	3,700,000	6.2500	1/15/2022	3,674,562
PennyMac Corp.	3,500,000	5.3750	5/1/2020	3,465,000
				15,716,837
RETAIL - 3.27%
Restoration Hardware Holdings, Inc. - 144A	4,000,000	0.0000	6/15/2019	3,580,000
Vitamin Shoppe, Inc.	2,000,000	2.2500	12/1/2020	1,725,000
				5,305,000
SEMICONDUCTORS - 6.52%
Inphi Corp. - 144A	2,400,000	0.7500	9/1/2021	2,467,500
Integrated Device Technology, Inc.	3,000,000	0.8750	11/15/2022	3,058,125
Microchip Technology, Inc. 144A	1,000,000	1.6250	2/15/2027	1,028,750
ON Semiconductor Corp.	2,000,000	1.0000	12/1/2020	2,118,750
ON Semiconductor Corp. 144A	1,890,000	1.6250	10/15/2023	1,897,088
				10,570,213
SOFTWARE - 1.79%
Nice Systems, Inc. - 144A	2,800,000	1.2500	1/15/2024	2,908,500

TELECOMMUNICATIONS - 3.93%
CalAmp Corp.	1,600,000	1.6250	5/15/2020	1,624,000
Finisar Corp. - 144A	4,000,000	0.5000	12/15/2036	3,735,000
Viavi Solutions, Inc. - 144A	1,000,000	1.0000	3/1/2024	1,021,875
				6,380,875
TRANSPORTATION - 6.36%
Aegean Marine Petroleum Network, Inc. - 144A	3,000,000	4.2500	12/15/2021	3,103,125
Atlas Air Worldwide Holdings, Inc.	4,000,000	2.2500	6/1/2022	4,392,500
Echo Global Logistics, Inc.	3,000,000	2.5000	5/1/2020	2,820,000
				10,315,625

TOTAL CONVERTIBLE BONDS				114,741,116
(Cost - $112,185,392)

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2017

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value
U.S. TREASURY OBLIGATIONS - 28.71%
United States Treasury Notes	$3,000,000	0.6250	9/30/2017	$2,995,782
United States Treasury Notes	5,500,000	0.7500	2/28/2018	5,484,424
United States Treasury Notes	7,500,000	0.8750	5/15/2019	7,438,916
United States Treasury Notes	600,000	1.0000	12/15/2017	599,942
United States Treasury Notes	7,300,000	1.1250	2/28/2021	7,156,993
United States Treasury Notes	4,800,000	1.2500	7/31/2023	4,580,813
United States Treasury Notes	600,000	1.3750	12/31/2018	601,383
United States Treasury Notes	350,000	1.3750	2/29/2020	349,460
United States Treasury Notes	700,000	1.3750	5/31/2021	691,072
United States Treasury Notes	6,700,000	1.3750	8/31/2020	6,663,096
United States Treasury Notes	600,000	1.5000	1/31/2022	591,844
United States Treasury Notes	2,300,000	1.5000	2/28/2023	2,240,883
United States Treasury Notes	6,600,000	1.6250	11/15/2022	6,498,680
United States Treasury Notes	700,000	1.6250	5/31/2023	684,742
TOTAL U.S. TREASURY OBLIGATIONS				46,578,030
(Cost - $46,768,076)
	Shares
SHORT-TERM INVESTMENTS - 0.51%
MONEY MARKET FUND - 0.51%
Milestone Treasury Obligations Portfolio - Institutional Class +	822,369	0.5900		822,369
TOTAL SHORT-TERM INVESTMENTS
(Cost - $822,369)

TOTAL INVESTMENTS - 99.96%
(Cost - $159,775,837) (a)				$162,141,515
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.04%				69,240
NET ASSETS - 100.00%				$162,210,755

+	Variable rate security. Interest rate is as of April 30, 2017.

PLC - Public Limited Company

REITS - Real Estate Investment Trusts.

144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $159,481,343 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$5,012,491
Unrealized Depreciation:	(2,352,319)
Net Unrealized Appreciation:	$2,660,172

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2017
% of Net
Sector	Assets
Government	28.71%
Financial	26.34%
Consumer, Non-cyclical	11.83%
Industrial	10.94%
Technology	8.64%
Consumer, Cyclical	6.15%
Communications	3.93%
Basic Materials	2.27%
Short-Term Investments	0.51%
Diversified	0.64%
Other Assets in Excess of Liabilities	0.04%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2017

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Assets:
Investments in Securities at Cost	$923,729,585	$198,322,039	$159,775,837
Investments in Securities at Market Value	$956,713,257	$201,252,411	$162,141,515
Cash	53,125	—	—
Segregated Cash - Collateral for Loan	—	784	—
Receivable for Fund Shares Sold	2,017,912	40,208	4,700
Receivable for Open Swap Contracts	300,263	—	—
Interest Receivable	5,958,017	1,224,299	983,106
Prepaid Expenses and Other Assets	22,984	35,636	28,726
Total Assets	965,065,558	202,553,338	163,158,047

Liabilities:
Loan Payable	—	64,500,000	—
Accrued Advisory Fees	584,566	328,090	126,486
Interest Payable	—	102,557	—
Accrued Distribution Fees	106,241	568	312
Payable for Open Swap Contracts	—	183,980	—
Payable for Fund Shares Redeemed	1,353,795	5,062	820,494
Accrued Expenses and Other Liabilities	381,073	—	—
Total Liabilities	2,425,675	65,120,257	947,292

Net Assets	$962,639,883	$137,433,081	$162,210,755

Composition of Net Assets:
At April 30, 2017, Net Assets consisted of:
Paid-in-Capital	$913,152,374	$130,114,227	$157,480,578
Undistributed Net Investment Income	15,528,841	1,777,966	1,445,056
Accumulated Net Realized Gain from Security Transactions and Swaps	674,733	2,794,496	919,443
Net Unrealized Appreciation (Depreciation) on:
Investments	32,983,672	2,930,372	2,365,678
Swaps	300,263	(183,980)	—
Net Assets	$962,639,883	$137,433,081	$162,210,755

Net Asset Value Per Share
Class A Shares
Net Assets	$112,473,597	$710,531	$173,188
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	8,720,298	30,193	10,504
Net Asset Value and Redemption Price per Share	$12.90	$23.53	$16.49
Maximum Offering Price Per Share (Includes a Maximum Sales Charge of 5.75%)	$13.69	$24.97	$17.50

Class I Shares
Net Assets	$776,393,773	$136,203,154	$161,751,990
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	60,222,191	5,788,860	9,807,020
Net Asset Value, Offering and Redemption Price per Share	$12.89	$23.53	$16.49

Class C Shares
Net Assets	$73,772,513	$519,396	$285,577
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	5,759,288	22,262	17,230
Net Asset Value, Offering and Redemption Price per Share	$12.81	$23.33	$16.57

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2017

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Investment Income:
Interest Income	$18,756,654	$4,024,500	$2,589,398
Total Investment Income	18,756,654	4,024,500	2,589,398

Expenses:
Investment Advisory Fees	3,406,718	1,774,936	692,142
Distribution Fees (Class A)	285,502	3,635	386
Distribution Fees (Class C)	360,318	2,456	1,405
Non 12b-1 Shareholder Servicing Fee	459,477	11,915	13,339
Administration Fees	157,334	15,034	21,888
Transfer Agent Fees	138,000	25,730	26,746
Printing Expense	38,355	2,775	3,354
Custodian Fees	51,624	17,563	19,200
Registration and Filing Fees	39,508	24,781	27,199
Chief Compliance Officer Fees	11,005	5,175	3,007
Audit Fees	28,455	4,143	4,999
Legal Fees	36,601	7,357	8,204
Trustees’ Fees	53,941	18,443	16,742
Interest Expense	—	553,662	—
Insurance Expense	11,322	1,093	1,366
Miscellaneous Expenses	2,588	4,215	45,599
Total Expenses	5,080,748	2,472,913	885,576
Less: Fees Waived by Adviser	—	(77,100)	—
Net Expenses	5,080,748	2,395,813	885,576
Net Investment Income	13,675,906	1,628,687	1,703,822

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	3,814,296	2,202,875	1,002,192
Swaps	2,616,965	1,021,153	—
Total Net Realized Gain (Loss)	6,431,261	3,224,028	1,002,192
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	18,607,503	1,288,737	690,038
Swaps	571,450	38,156	—
Total Net Change in Unrealized Appreciation	19,178,953	1,326,893	690,038
Net Realized and Unrealized Gain on Investments	25,610,214	4,550,921	1,692,230

Net Increase in Net Assets Resulting From Operations	$39,286,120	$6,179,608	$3,396,052

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2017	October 31, 2016
	(Unaudited)
Operations:
Net Investment Income	$13,675,906	$22,299,507
Net Realized Gain (Loss) on Investments and Swaps	6,431,261	(2,602,781)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	19,178,953	19,892,162
Net Increase in Net Assets Resulting From Operations	39,286,120	39,588,888

Distributions to Shareholders From:
Net Investment Income
Class A ($0.18 and $0.20 per share, respectively)	(1,607,441)	(1,991,392)
Class I ($0.21 and $0.26 per share, respectively)	(12,012,185)	(12,073,967)
Class C ($0.15 and $0.14 per share, respectively)	(844,574)	(785,897)
	(14,464,200)	(14,851,256)
Net Realized Gains
Class A ($- and $0.03 per share, respectively)	—	(409,805)
Class I ($- and $0.03 per share, respectively)	—	(1,275,662)
Class C ($- and $0.03 per share, respectively)	—	(182,332)
	—	(1,867,799)
Total Distributions to Shareholders	(14,464,200)	(16,719,055)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (1,416,314 and 2,839,587 shares, respectively)	18,085,061	34,143,467
Distributions Reinvested (111,136 and 171,466 shares, respectively)	1,418,870	2,078,341
Cost of Shares Redeemed (1,769,521 and 7,182,682 shares, respectively)	(22,600,674)	(84,617,387)
Total Class A Shares	(3,096,743)	(48,395,579)
Class I
Proceeds from Shares Issued (15,214,383 and 24,491,391 shares, respectively)	195,321,146	294,508,560
Distributions Reinvested (780,897 and 935,602 shares, respectively)	9,961,513	11,361,236
Cost of Shares Redeemed (6,590,525 and 14,175,097 shares, respectively)	(84,600,292)	(169,969,502)
Total Class I Shares	120,682,367	135,900,294
Class C
Proceeds from Shares Issued (478,024 and 952,618 shares, respectively)	6,287,173	11,444,350
Distributions Reinvested (58,147 and 71,830 shares, respectively)	737,983	869,783
Cost of Shares Redeemed (418,604 and 1,143,791 shares, respectively)	(5,360,680)	(13,673,009)
Total Class C Shares	1,664,476	(1,358,876)
Total Beneficial Interest Transactions	119,250,100	86,145,839

Increase in Net Assets	144,072,020	109,015,672

Net Assets:
Beginning of Period	818,567,863	709,552,191
End of Period (undistributed net investment income of $15,528,841 and $16,317,135 respectively)	$962,639,883	$818,567,863

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2017	October 31, 2016
	(Unaudited)
Operations:
Net Investment Income	$1,628,687	$998,561
Net Realized Gain on Investments and Swaps	3,224,028	1,039,736
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	1,326,893	2,444,150
Net Increase (Decrease) in Net Assets Resulting From Operations	6,179,608	4,482,447

Distributions to Shareholders From:
Net Investment Income
Class A ($0.19 and $0.29 per share, respectively)	(26,727)	(4,797)
Class I ($0.26 and $0.32 per share, respectively)	(1,322,930)	(772,364)
Class C ($0.13 and $0.17 per share, respectively)	(2,634)	(3,915)
	(1,352,291)	(781,076)
Net Realized Gains
Class A ($- and $0.25 per share, respectively)	—	(982)
Class I ($- and $0.25 per share, respectively)	—	(495,146)
Class C ($- and $0.25 per share, respectively)	—	(4,169)
	—	(500,297)
Total Distributions to Shareholders	(1,352,291)	(1,281,373)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (181,884 and 17,343 shares, respectively)	4,262,687	359,886
Distributions Reinvested (1,086 and 264 shares, respectively)	25,428	5,778
Cost of Shares Redeemed (173,076 and 1,225 shares, respectively)	(4,014,129)	(26,272)
Total Class A Shares	273,986	339,392
Class I
Proceeds from Shares Issued (2,466,266 and 1,850,098 shares, respectively)	57,150,025	40,910,562
Distributions Reinvested (55,979 and 58,752 shares, respectively)	1,307,866	1,255,012
Cost of Shares Redeemed (340,625 and 357,583 shares, respectively)	(8,024,374)	(7,523,290)
Total Class I Shares	50,433,517	34,642,284
Class C
Proceeds from Shares Issued (8,335 and 20,083 shares, respectively)	199,800	420,775
Distributions Reinvested (105 and 375 shares, respectively)	2,432	7,966
Cost of Shares Redeemed (9,534 and 507 shares, respectively)	(221,989)	(10,686)
Total Class C Shares	(19,757)	418,055
Total Beneficial Interest Transactions	50,687,746	35,399,731

Increase in Net Assets	55,515,063	38,600,805

Net Assets:
Beginning of Period	81,918,018	43,317,213
End of Period (undistributed net investment income of $1,777,966 and $1,501,570 respectively)	$137,433,081	$81,918,018

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2017	October 31, 2016
	(Unaudited)
Operations:
Net Investment Income	$1,703,822	$1,038,686
Net Realized Gain on Investments	1,002,192	344,329
Net Change in Unrealized Appreciation (Depreciation) on Investments	690,038	2,011,300
Net Increase in Net Assets Resulting From Operations	3,396,052	3,394,315

Distributions to Shareholders From:
Net Investment Income
Class A ($0.11 and $0.16 per share, respectively)	(2,509)	(9,288)
Class I ($0.14 and $0.20 per share, respectively)	(1,107,845)	(637,761)
Class C ($0.06 and $0.06 per share, respectively)	(879)	(1,109)
	(1,111,233)	(648,158)
Net Realized Gains
Class A ($- and $0.09 per share, respectively)	—	(5,041)
Class I ($- and $0.09 per share, respectively)	—	(250,175)
Class C ($- and $0.09 per share, respectively)	—	(1,450)
	—	(256,666)
Total Distributions to Shareholders	(1,111,233)	(904,824)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (6,585 and 12,660 shares, respectively)	108,703	196,901
Distributions Reinvested (103 and 921 shares, respectively)	1,690	14,155
Cost of Shares Redeemed (12,584 shares and 52,987 shares, respectively)	(206,194)	(847,413)
Total Class A Shares	(95,801)	(636,357)
Class I
Proceeds from Shares Issued (4,017,838 and 3,915,550 shares, respectively)	65,492,939	62,797,295
Distributions Reinvested (66,323 and 56,160 shares, respectively)	1,085,131	867,183
Cost of Shares Redeemed (519,657 and 372,259 shares, respectively)	(9,026,709)	(5,780,993)
Total Class I Shares	57,551,361	57,883,485
Class C
Proceeds from Shares Issued (9,172 and 18,026 shares, respectively)	152,674	279,891
Distributions Reinvested (53 shares and 167 shares, respectively)	879	2,559
Cost of Shares Redeemed (7,258 and 9,677 shares, respectively)	(119,950)	(147,568)
Total Class C Shares	33,603	134,882
Total Beneficial Interest Transactions	57,489,163	57,382,010

Increase in Net Assets	59,773,982	59,871,501

Net Assets:
Beginning of Period	102,436,773	42,565,272
End of Period (undistributed net investment income of $1,445,056 and $852,467 respectively)	$162,210,755	$102,436,773

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended April 30, 2017

Cash flows from operating activities:
Net increase in net assets resulting from operations	$6,899,908
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(184,844,341)
Proceeds from sales of investments	116,283,935
Purchases of short term investments, net	(8,673,878)
Net realized gain from investments and swaps	(3,870,075)
Net change in unrealized appreciation from investments and swaps	(2,062,563)
Net accretion of discounts	(1,185,702)

Changes in assets and liabilities (Increase)/decrease in assets:
Segregated cash - collateral for loan	8,597,091
Interest receivable	(572,649)
Receivable from open swap contracts	—
Receivable from Fund shares sold	21,000
Prepaid expenses and other assets	5,840
Increase (decrease) in liabilities:
Payable for securities purchased	(13,850,910)
Payable for open swap contracts	(38,156)
Interest payable	61,694
Redemptions payable	—
Accrued advisory fees	197,876
Accrued distribution fees	30
Other accrued expenses payable	(60,931)
Net cash used in operating activities	(83,091,831)

Cash flows from financing activities:
Proceeds from revolving credit line payable to bank	50,300,000
Repayment of borrowings under revolving credit line payable	(17,800,000)
Proceeds from shares sold	60,892,212
Payment on shares redeemed	(12,260,492)
Cash distributions paid	(16,565)
Net cash provided by financing activities	81,115,155

Net decrease in cash	(1,976,676)
Cash at beginning of period	1,976,676
Cash at end of period	$—

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of:
Reinvestment of dividends	$1,335,726
Interest paid	$491,968

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months Ended
	April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.53		$12.15	$12.75	$12.55	$10.70	$10.76
Increase (decrease) from operations:
Net investment income (a)	0.22		0.28	0.23	0.37	0.31	0.23
Net gain (loss) from securities (both realized and unrealized)	0.33		0.33	(0.17)	0.59	1.84	0.25
Total from operations	0.55		0.61	0.06	0.96	2.15	0.48
Distributions to shareholders from:
Net investment income	(0.18)		(0.20)	(0.32)	(0.27)	(0.30)	(0.24)
Net realized gain	—		(0.03)	(0.34)	(0.49)	—	(0.30)
Total distributions	(0.18)		(0.23)	(0.66)	(0.76)	(0.30)	(0.54)
Net Asset Value, End of Period	$12.90		$12.53	$12.15	$12.75	$12.55	$10.70
Total Return (b)	4.40	% (d)	5.07%	0.49%	7.98%	20.33%	4.18%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$112,474		$112,311	$159,608	$305,994	$219,218	$165,595
Ratio of expenses to average net assets	1.48	% (c)	1.49%	1.44%	1.45%	1.50%	1.48%
Ratio of net investment income to average net assets	3.86	% (c)	2.30%	3.10%	2.87%	2.69%	2.12%
Portfolio turnover rate	37	% (d)	46%	81%	78%	104%	59%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months Ended
	April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.53		$12.15	$12.76	$12.59	$10.73	$10.82
Increase (decrease) from operations:
Net investment income (a)	0.34		0.39	0.45	0.43	0.37	0.28
Net gain (loss) from securities (both realized and unrealized)	0.23		0.28	(0.33)	0.60	1.85	0.25
Total from operations	0.57		0.67	0.12	1.03	2.22	0.53
Distributions to shareholders from:
Net investment income	(0.21)		(0.26)	(0.39)	(0.37)	(0.36)	(0.32)
Net realized gain	—		(0.03)	(0.34)	(0.49)	—	(0.30)
Total distributions	(0.21)		(0.29)	(0.73)	(0.86)	(0.36)	(0.62)
Net Asset Value, End of Period	$12.89		$12.53	$12.15	$12.76	$12.59	$10.73
Total Return (b)	4.58	% (d)	5.56%	1.08%	8.49%	20.95%	4.79%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$776,394		$636,200	$480,548	$352,395	$129,282	$57,387
Ratio of expenses to average net assets	0.98	% (c)	0.99%	0.94%	0.95%	1.00%	0.98%
Ratio of net investment income to average net assets	4.36	% (c)	3.21%	3.60%	3.37%	3.19%	2.62%
Portfolio turnover rate	37	% (d)	46%	81%	78%	104%	59%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months Ended
	April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.45		$12.07	$12.68	$12.50	$10.67	$10.73
Increase (decrease) from operations:
Net investment income (a)	0.21		0.24	0.26	0.30	0.25	0.17
Net gain (loss) from securities (both realized and unrealized)	0.30		0.31	(0.27)	0.59	1.84	0.25
Total from operations	0.51		0.55	(0.01)	0.89	2.09	0.42
Distributions to shareholders from:
Net investment income	(0.15)		(0.14)	(0.26)	(0.22)	(0.26)	(0.18)
Net realized gain	—		(0.03)	(0.34)	(0.49)	—	(0.30)
Total distributions	(0.15)		(0.17)	(0.60)	(0.71)	(0.26)	(0.48)
Net Asset Value, End of Period	$12.81		$12.45	$12.07	$12.68	$12.50	$10.67
Total Return (b)	4.09	% (d)	4.50%	0.07%	7.42%	19.77%	5.35%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$73,772		$70,057	$69,396	$66,968	$43,998	$30,855
Ratio of expenses to average net assets	1.98	% (c)	1.99%	1.94%	1.95%	2.00%	1.98%
Ratio of net investment income to average net assets	3.36	% (c)	1.96%	2.60%	2.37%	2.19%	1.62%
Portfolio turnover rate	37	% (d)	46%	81%	78%	104%	59%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended		Year	Period
	April 30,		Ended	Ended
	2017		October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$22.41		$20.99	$20.00
Increase from operations:
Net investment income (a)	1.63		1.46	0.50
Net gain from securities (both realized and unrealized)	(0.32)		0.50	0.68
Total from operations	1.31		1.96	1.18
Distributions to shareholders from:
Net investment income	(0.19)		(0.29)	(0.19)
Net realized gain	—		(0.25)	—
Total distributions	(0.19)		(0.54)	(0.19)
Net Asset Value, End of Period	$23.53		$22.41	$20.99
Total Return (b)	5.88%		9.43%	5.88%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$711		$455	$82
Ratio of expenses to average net assets,
before reimbursement	4.27	% (c)	5.49%	4.58	% (c)
net of reimbursement	4.14	% (c)	5.00%	3.74	% (c)
Ratio of expenses to average net assets,
(excluding interest expense)
before reimbursement	3.35	% (c)	3.69%	4.03	% (c)
net of reimbursement	3.20	% (c)	3.20%	3.20	% (c)
Ratio of net investment income to average net assets	1.34	% (c)	6.77%	1.45	% (c)
Portfolio turnover rate	68	% (d)	81%	109	% (d)

*	Miller Convertible Plus Fund Class A commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended		Year	Period
	April 30,		Ended	Ended
	2017		October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$22.45		$21.01	$20.00
Increase from operations:
Net investment income (a)	0.43		0.45	0.31
Net gain from securities (both realized and unrealized)	0.91		1.56	0.90
Total from operations	1.34		2.01	1.21
Distributions to shareholders from:
Net investment income	(0.26)		(0.32)	(0.20)
Net realized gain	—		(0.25)	—
Total distributions	(0.26)		(0.57)	(0.20)
Net Asset Value, End of Period	$23.53		$22.45	$21.01
Total Return (b)	6.04%		9.75%	5.99%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$136,203		$80,948	$43,168
Ratio of expenses to average net assets,
before reimbursement	3.96	% (c)	4.11%	4.33	% (c)
net of reimbursement	3.84	% (c)	3.62%	3.49	% (c)
Ratio of expenses to average net assets,
(excluding interest expense)
before reimbursement	3.07	% (c)	3.44%	3.78	% (c)
net of reimbursement	2.95	% (c)	2.95%	2.95	% (c)
Ratio of net investment income to average net assets	1.56	% (c)	2.10%	1.70	% (c)
Portfolio turnover rate	68	% (d)	81%	109	% (d)

*	Miller Convertible Plus Fund Class I commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended		Year	Period
	April 30,		Ended	Ended
	2017		October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$22.24		$20.88	$20.00
Increase from operations:
Net investment income (a)	0.08		0.08	0.12
Net gain from securities (both realized and unrealized)	1.14		1.70	0.91
Total from operations	1.22		1.78	1.03
Distributions to shareholders from:
Net investment income	(0.13)		(0.17)	(0.15)
Net realized gain	—		(0.25)	—
Total distributions	(0.13)		(0.42)	(0.15)
Net Asset Value, End of Period	$23.33		$22.24	$20.88
Total Return (b)	5.54%		8.61%	5.14%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$519		$915	$67
Ratio of expenses to average net assets,
before reimbursement	4.97	% (c)	5.11%	5.33	% (c)
net of reimbursement	4.74	% (c)	4.62%	4.49	% (c)
Ratio of expenses to average net assets,
(excluding interest expense)
before reimbursement	4.09	% (c)	4.44%	4.78	% (c)
net of reimbursement	3.95	% (c)	3.95%	3.95	% (c)
Ratio of net investment income to average net assets	0.65	% (c)	0.38%	0.70	% (c)
Portfolio turnover rate	68	% (d)	81%	109	% (d)

*	Miller Convertible Plus Fund Class C commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended		Year	Period
	April 30,		Ended	Ended
	2017		October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$16.20		$15.47	$15.00
Increase from operations:
Net investment income (a)	0.04		0.14	0.34
Net gain from securities (both realized and unrealized)	0.36		0.84	0.24
Total from operations	0.40		0.98	0.58
Distributions to shareholders from:
Net investment income	(0.11)		(0.16)	(0.11)
Net realized gain	—		(0.09)	—
Total distributions	(0.11)		(0.25)	(0.11)
Net Asset Value, End of Period	$16.49		$16.20	$15.47
Total Return (b)	2.50%		6.42%	3.84%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$173		$266	$863
Ratio of expenses to average net assets,
before reimbursement	1.47	% (c)	1.76%	2.05	% (c)
net of reimbursement	1.50	% (c)	1.50%	1.50	% (c)
Ratio of net investment income to average net assets	1.44	% (c)	0.90%	1.39	% (c)
Portfolio turnover rate	36	% (d)	40%	85	% (d)

*	Miller Intermediate Bond Fund Class A commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended		Year	Period
	April 30,		Ended	Ended
	2017		October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$16.21		$15.47	$15.00
Increase from operations:
Net investment income (a)	0.38		0.31	0.21
Net gain from securities (both realized and unrealized)	0.04		0.72	0.38
Total from operations	0.42		1.03	0.59
Distributions to shareholders from:
Net investment income	(0.14)		(0.20)	(0.12)
Net realized gain	—		(0.09)	—
Total distributions	(0.14)		(0.29)	(0.12)
Net Asset Value, End of Period	$16.49		$16.21	$15.47
Total Return (b)	2.58%		6.76%	3.92%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$161,752		$101,923	$41,597
Ratio of expenses to average net assets,
before reimbursement	1.19	% (c)	1.51%	1.80	% (c)
net of reimbursement	1.25	% (c)	1.25%	1.25	% (c)
Ratio of net investment income to average net assets	1.71	% (c)	2.00%	1.64	% (c)
Portfolio turnover rate	36	% (d)	40%	85	% (d)

*	Miller Intermediate Bond Fund Class I commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended		Year	Period
	April 30,		Ended	Ended
	2017		October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$16.29		$15.57	$15.00
Increase from operations:
Net investment income (a)	0.06		0.07	0.31
Net gain from securities (both realized and unrealized)	0.28		0.80	0.26
Total from operations	0.34		0.87	0.57
Distributions to shareholders from:
Net investment income	(0.06)		(0.06)	—
Net realized gain	—		(0.09)	—
Total distributions	(0.06)		(0.15)	—
Net Asset Value, End of Period	$16.57		$16.29	$15.57
Total Return (b)	2.07%		5.65%	3.80%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$286		$249	$105
Ratio of expenses to average net assets,
before reimbursement	2.22	% (c)	2.51%	2.80	% (c)
net of reimbursement	2.25	% (c)	2.25%	2.25	% (c)
Ratio of net investment income to average net assets	0.70	% (c)	0.47%	0.64	% (c)
Portfolio turnover rate	36	% (d)	40%	85	% (d)

*	Miller Intermediate Bond Fund Class C commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2017

1.	ORGANIZATION

The Miller Convertible Bond Fund (the “Convertible Bond Fund”), the Miller Convertible Plus Fund (the “Convertible Plus Fund”), and Miller Intermediate Bond Fund (the “Intermediate Bond Fund”) are series of Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company. The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as diversified, open-end management investment companies. Convertible Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. Convertible Plus Fund’s primary investment objective is to use leverage to maximize total return comprising current income and capital appreciation. Intermediate Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital.

The Funds currently offer Class A, Class I and Class C shares. Convertible Bond Fund’s Class A and Class I shares commenced operations on December 27, 2007 and Class C shares commenced operations on December 1, 2009. Convertible Plus Fund’s Class A, Class I and Class C shares commenced operations on December 31, 2014. Intermediate Bond Fund’s Class A, Class I and Class C shares commenced operations on December 31, 2014. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Wellesley Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities and long term U.S. Treasury obligations (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by a Fair Valuation Committee

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2017

in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”) adopted by the Trust’s Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2017 for the Funds’ assets and liabilities measured at fair value:

Convertible Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$908,806,423	$—	$908,806,423
U.S. Treasury Obligations	—	44,416,697	—	44,416,697
Short-Term Investments	3,490,137	—	—	3,490,137
Total Investments in Securities	$3,490,137	$953,223,120	$—	$956,713,257

Assets	Level 1	Level 2	Level 3	Total
Derivatives
Total Return Swap**	$—	$300,263	$—	$300,263

Convertible Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$188,731,422	$—	$118,731,422

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2017

U.S. Treasury Obligations	—	10,849,981	—	10,849,981
Short-Term Investments	1,671,008	—	—	1,671,008
Total Investments in Securities	$1,671,008	$199,581,403	$—	$201,252,411

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Total Return Swap**	$—	$183,980	$—	$183,980

Intermediate Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$114,741,116	$—	$114,741,116
U.S. Treasury Obligations	—	46,578,030	—	46,578,030
Short-Term Investments	822,369	—	—	822,369
Total Investments in Securities	$822,369	$161,319,146	$—	$162,141,515

There were no transfers into or out of Level 1, Level 2, and Level 3 in the current period. Transfers between the Levels for investment in securities or other financial instruments are measured at the end of the reporting period.

*	Please refer to the Schedule of Investments for industry classifications.

**	Represents variation margin on the last day of the reporting period.

Exchange Traded Funds (“ETFs”) – The Fund may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Derivative Transactions – The Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. Each Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds’ overall return) by replacing it with the impact of market exposure based upon the Funds’ own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.

During the six months ended April 30, 2017, the Convertible Bond Fund and the Convertible Plus Fund invested in total return swaps. The total return swaps can be found on the Statement of Assets and Liabilities under payable for open swap contracts. At April 30, 2017, the receivable and payable for open swap contracts were $300,263 and $183,980 for the Convertible Bond Fund and Convertible Plus Fund, respectively. For the six months ended April 30, 2017, the net realized gain on swaps was $2,572,578 for the Convertible Bond Fund and the net realized gain on swaps was $1,021,153 for the Convertible Plus Fund. For the six months ended April 30, 2017, the net change in unrealized depreciation was $571,450 for the Convertible Bond Fund and the net change in unrealized depreciation was $38,156 for the Convertible Plus Fund.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2017

The average notional value of total return swaps that the Funds invested in during the six months ended April 30, 2017 were $48,151,216 and $12,674,320 for the Convertible Bond Fund and the Convertible Plus Fund, respectively. The notional value of the derivative instruments outstanding as of April 30, 2017, as disclosed in the Schedule of Investments and the amount of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets – The following tables present the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2017.

Convertible Bond Fund

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets (1)	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (2)	Net Amount
Swaps	$300,263	$—	$300,263	$—	$300,263	$—
Total	$300,263	$—	$300,263	$—	$300,263	$—

Convertible Plus Fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities (1)	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (2)	Net Amount
Swaps	$183,980	$—	$183,980	$—	$183,980	$—
Total	$183,980	$—	$183,980	$—	$183,980	$—

(1)	Swap contracts variation margin as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Funds based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Funds.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2017

for open fiscal year ends 2014-2016 for the Convertible Bond Fund, 2015-2016 for the Convertible Plus and Intermediate Bond Funds, or expected to be taken in all the Funds’ current fiscal year end returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2017, the Funds did not incur any interest or penalties

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open fiscal year ends 2014-2016 for the Convertible Bond Fund, or expected to be taken in all the Funds’ current fiscal year end returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2017, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The activities of the Funds are overseen by the Board. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75%, 1.95% and 0.95% for the Convertible Bond Fund, Convertible Plus Fund and the Intermediate Bond Fund, respectively, of the average daily net assets of each respective Fund. For the six months ended April 30, 2017, the Adviser earned advisory fees of $3,406,718, $1,774,936 and $692,142 for the Convertible Bond Fund, Convertible Plus Fund and the Intermediate Bond Fund, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Convertible Plus Fund and the Intermediate Bond Fund, at least until February 28, 2018, to ensure that Net Annual Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 3.20%, 2.95% and 3.95% of the Convertible Plus Fund’s average daily net assets for Class A, Class I and Class C shares, respectively and 1.50%, 1.25% and 2.25% of the Intermediate Bond Fund’s average daily net assets for Class A, Class I and Class C shares, respectively. The Agreement will allow the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fall below the above indicated expense limitations. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Adviser can only recover such amounts for a period of up to three years. For the six months ended April 30, 2017, the Adviser waived fees of $77,100 for the Convertible Plus Fund.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2017

As of April 30, 2017, the following amounts are subject to recapture by the Advisor by October 31 of the following years:

	2018	2019
Convertible Plus Fund	$221,204	$234,298
Intermediate Bond Fund	140,113	145,219

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Convertible Bond Fund’s Class A shares pay 0.50% per year of its average daily net assets for such distribution and shareholder service activities. The Convertible Plus Fund and the Intermediate Bond Fund’s Class A pay 0.25% per year of its average daily net assets for distribution and shareholder service activities under the Plan. The Funds’ Class C pays 1.00% per year of its average daily net assets for distribution and shareholder service activities under the Plan. For the six months ended April 30, 2017, the 12b-1 fees accrued amounted to $285,502 and $360,318 for the Convertible Bond Fund’s Class A shares and Class C shares, respectively, $3,635 and $2,456 for the Convertible Plus Fund’s Class A shares and Class C shares, respectively, and $386 and $1,405 for the Intermediate Bond Fund’s Class A and Class C shares, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2017, the Distributor received $182,279 in underwriting commissions for sales of Class A shares, of which $26,359 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Bond Fund. For the six months ended April 30, 2017, the Distributor received $12,400 in underwriting commissions for sales of Class A shares, of which $2,242 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Plus Fund. The Distributor did not receive any underwriting commissions for sales of Class A shares for the Intermediate Bond Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Trust is also an officer of NLCS.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Trustee Fees – Each Trustee who is not affiliated with the Trust or the Adviser receives an annual retainer fee of $27,000 (pro-rated for partial years), as well as $15,000 for each regular meeting attended in-person, $1,500 for each meeting conducted by telephone and $6,000 for each special meeting conducted in person. The chair of the Audit Committee receives an additional payment of $8,000 as an annual retainer fee for serving in that capacity. None of the Officers or Trustees who are affiliated with the Trust receive compensation from the Trust.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2017

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2017, amounted to $480,427,153 and $330,421,541, respectively for the Convertible Bond Fund, $184,844,341 and $116,283,935, respectively for the Convertible Plus Fund and $111,074,978 and $50,442,039, respectively for the Intermediate Bond Fund.

5.	LINE OF CREDIT

The Convertible Plus Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Convertible Plus Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of Convertible Plus Fund’s total assets. The Convertible Plus Fund has entered into a line of credit agreement with Barclays Bank PLC, which permits the Convertible Plus Fund to borrow at a rate, per annum, equal to 0.90% plus the 3 month LIBOR rate to be paid quarterly. There is also an annual commitment fee. During the six months ended April 30, 2017, the Convertible Plus Fund paid $553,662 in interest on the line of credit. Average borrowings and the average interest rate during the six months ended April 30, 2017 were $56,500,000 and 0.98%, respectively. The largest outstanding amount borrowed during the period was $71,000,000. The balance on the line of credit as of April 30, 2017 was $64,500,000. The interest rate as of April 30, 2017 was 1.90%.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

For the year ended October 31, 2016:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$15,710,856	$1,008,199	$—	$16,719,055
Convertible Plus Fund	1,281,373	—	—	1,281,373
Intermediate Bond Fund	755,198	149,626	—	904,824

For the year ended October 31, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$29,741,440	$9,581,986	$—	$39,323,426
Convertible Plus Fund	306,193	—	—	306,193
Intermediate Bond Fund	282,134	—	—	282,134

As of October 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Convertible Bond Fund	$4,195,148	$—	$—	$(4,980,842)	$—	$25,451,283	$24,665,589
Convertible Plus Fund	455,636	—	—	(377,285)	—	2,413,186	2,491,537
Intermediate Bond Fund	475,224	—	—	—	—	1,970,134	2,445,358

The difference between book basis and tax basis distributable earnings and unrealized appreciation (depreciation) is primarily attributable to the tax income on contingent convertible debt securities, Section 305(c) deemed dividend distributions, the mark-to market on open swap contracts and the tax deferral of losses on wash sales.

At October 31, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2017

	Non-Expiring
	Short-Term	Long-Term	Total
Convertible Bond Fund	$—	$4,980,842	$4,980,842
Convertible Plus Fund	313,297	63,988	377,285
Intermediate Bond Fund	—	—	—

Permanent book and tax differences, primarily attributable to tax adjustments for swaps, contingent convertible debt securities, section 305(c) deemed dividend distributions and equalization debits, and the reclassification of Fund distributions resulted in reclassification for the year ended October 31, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Convertible Bond Fund	$378,700	$1,372,792	$(1,751,492)
Convertible Plus Fund	63,813	1,253,411	(1,317,224)
Intermediate Bond Fund	35,498	331,976	(367,474)

7.	CROSS TRADES

The Miller Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Miller Funds from or to another Fund that is or could be considered an affiliate of the Miller Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. For the six months ended April 30, 2017, the Convertible Bond Fund, the Convertible Plus Fund and the Intermediate Bond Fund engaged in cross-trades.

8.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Miller Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2017

As a shareholder of the Funds you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Annualized	Expenses Paid During the
	Account	Ending Account	Expense	Period
	Value (11/1/16)	Value (4/30/17)	Ratio	(11/1/16 to 4/30/17)
Actual *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,044.00	1.48%	$ 7.50
Class I	$1,000.00	$1,045.80	0.98%	$ 4.97
Class C	$1,000.00	$1,040.90	1.98%	$ 10.02
Miller Convertible Plus Fund
Class A	$1,000.00	$1,058.80	3.20%	$16.34
Class I	$1,000.00	$1,060.40	2.95%	$15.07
Class C	$1,000.00	$1,055.40	3.95%	$20.13
Miller Intermediate Bond Fund
Class A	$1,000.00	$1,025.00	1.50%	$ 7.53
Class I	$1,000.00	$1,025.80	1.25%	$ 6.28
Class C	$1,000.00	$1,020.70	2.25%	$11.27
Hypothetical (5% return before expenses) *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,017.46	1.48%	$ 7.40
Class I	$1,000.00	$1,019.93	0.98%	$ 4.91
Class C	$1,000.00	$1,014.98	1.98%	$ 9.89
Miller Convertible Plus Fund
Class A	$1,000.00	$1,008.93	3.20%	$15.94
Class I	$1,000.00	$1,010.17	2.95%	$14.70
Class C	$1,000.00	$1,005.21	3.95%	$19.64
Miller Intermediate Bond Fund
Class A	$1,000.00	$1,017.36	1.50%	$ 7.50
Class I	$1,000.00	$1,018.60	1.25%	$ 6.26
Class C	$1,000.00	$1,013.64	2.25%	$11.23

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended April 30, 2017 (181) divided by the number of days in the fiscal year (365).

PRIVACY notice

FACTS	WHAT DOES MILLER INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Miller Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Miller Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-877-441-4434

Who we are
Who is providing this notice?	Miller Investment Trust
What we do
How does Miller Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Miller Investment Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Miller Investment Trust does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Miller Investment Trust does not share with non-affiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Miller Investment Trust does not jointly market.

MILLER FUNDS

Advisor	Wellesley Asset Management, Inc.
The Wellesley Office Park
20 William Street
Wellesley, MA 02481

Distributor	Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Legal Counsel	Thompson Hine LLP
1919 M Street, N.W. – Suite 700
Washington, DC 20036

Transfer Agent	Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

Custodian	Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-441-4434.

Miller Funds • 17605 Wright St. •Suite 2 • Omaha, NE 68130

1-877-441-4434

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the President and Treasurer has concluded that disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller, Principal Executive Officer/President and Principal Financial Officer/Treasurer

Date 7/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Greg Miller

Greg Miller, Principal Executive Officer/President and Principal Financial Officer/Treasurer

Date 7/7/17